Cover Document	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Entity Central Index Key	0000728391
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1575582
Entity Address, Address Line One	One Monument Circle
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
Local Phone Number	261-8261
Entity Small Business	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus (i.e. Q1,Q2,Q3,FY)	FY
Amendment Flag	false
Document Type	S-4
ICFR Auditor Attestation Flag	false
City Area Code	317
Document Type	S-4